Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements of Comprehensive Income/(Loss)
Net income	$ 444,088	$ 116,013
Other Comprehensive income :
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statements of Operations (Note 9)	518	516
Actuarial gains	0	42
Total Other Comprehensive income	518	558
Total Comprehensive income	$ 444,606	$ 116,571